Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Related Party Transactions

13. Related Party Transactions

In November 2018, the Company entered into a Transition Service Agreement (“TSA”) to facilitate an orderly transition process for the divestiture of Overland. In October 2019, the Company entered into a conversion agreement by and among the Company, HVE and Overland under which Overland agreed to convert the following debt, accrued payables and prepayment of future goods and services into 1,600,000 Series C Preferred Shares of the Company valued at $1.00 per share: (i) principal and accrued interest of $520,000 under the Secured Promissory Note dated

November 13, 2018 by and among the Company, HVE and Overland; (ii) accrued fees of $632,000 under the TSA and as modified, by and among the Company and Overland; and (iii) prepayment of $448,000 for future goods and services under the TSA. At September 30, 2021 and December 31, 2020, other current assets included nil and $115,000, respectively, for prepayment of services under the TSA.

Overland is no longer a related party of the Company. Net expense incurred by the Company related to the TSA was minimal during 2021. Net expense incurred by the Company related to such agreement was approximately $74,000 and $261,000 during the three and nine months ended September 30, 2020.

As of September 30, 2021 and December 31, 2020, accrued liabilities included nil and $247,000, respectively, for related party business advisory service fees.

13.    Related Party Transactions

In February 2020, the Company entered into a business advisory agreement (the “Torrington Advisory Agreement”) with Torrington. Under the Torrington Advisory Agreement, Torrington is to receive certain consideration in the event the Company enters into a business combination. In September 2020, the Company and Torrington entered into Amendment No. 1 to the Business Advisory Agreement (the “Torrington Amendment”). Under the Torrington Amendment, the parties agreed that if the Company closed on its merger with Rainmaker pursuant to the Agreement and Plan of Merger, dated July 14, 2020, Torrington shall receive 1,800,000 common shares of the Company as compensation under the Torrington Advisory Agreement, subject to regulatory and NASDAQ approvals. On February 12, 2021, the Rainmaker Merger Agreement was terminated as the Company was unable to obtain all necessary regulatory approvals relating to the proposed transaction prior to the agreed date of January 31, 2021.

1542082 Ontario Limited (“1542082 Ontario”), an investor participating in the March 23, 2020 offering, held enough common shares of the Company be classified as a related party. 1542082 Ontario acquired 231,000 common shares of the Company in the March 23, 2020 offering. In March 2020, 1542082 Ontario, paid on the Company’s behalf $150,000 directly to a business advisor for a prepayment of future services to the Company.

In October 2019, the Company entered into a conversion agreement by and among the Company, HVE and Overland under which Overland agreed to convert the following debt, accrued payables and prepayment of future goods and services into 1,600,000 Series C Preferred Shares of the Company valued at $1.00 per share: (i) principal and accrued interest of $520,000 under the Secured Promissory Note dated November 13, 2018 by and among the Company, HVE and Overland; (ii) accrued fees of $632,000 under the TSA dated November 13, 2018 by and among the Company and Overland; and (iii) prepayment of $448,000 for future goods and services under the TSA.

In November 2018, the Company entered into a TSA to facilitate an orderly transition process for the divestiture of Overland. The TSA has terms ranging from up to 24 months depending on the service. As of December 31, 2020, the TSA has a remaining prepaid balance of $115,000. Net expense incurred by the Company related to the TSA was approximately $230,000 and $525,000 for the years ended December 31, 2020 and 2019, respectively, and was included in continuing operations.

In August 2019, the Company entered into agreements with certain executives of the Company and the Company’s Board of Directors to extinguish certain accrued liabilities. The Company wrote off $1.7 million of outstanding liabilities and recorded a gain on forgiveness of liabilities, which is included in other income (expense), net.

As of December 31, 2020 and 2019, accounts payable and accrued liabilities included $247,000 and $207,000, respectively, due to related parties.

Gryphon Digital Mining, Inc. [Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 9 — RELATED PARTY TRANSACTIONS

During the nine months ended September 30, 2021, the Company had transactions with DecentraNet, LLC (“DecentraNet”), a company which is 48% owned by a party related to the Company’s Chairperson. Transactions with DecentraNet are summarized as follows:

On February 9, 2021 the Company granted 62,340 restricted common stock awards amounting to $150,000 to DecentraNet as payment for advisory services. See Note 8 — Stockholders’ Equity for more information.

On March 16, 2021, the Company had a private placement and issued 16,667 shares of common stock to DecentraNet at $2.40 per share totaling $40,000 and paid $64,000 in cash for advisory services provided. On March 26, 2021, the Company and DecentraNet entered into a cancellation and exchange agreement to cancel 16,667 shares of the Company’s common stock in exchange for the issuance of 16,667 shares of the Company’s series seed preferred stock.